Movements of Other Comprehensive Income, Net of Tax Benefit (Expense) (Detail)	12 Months Ended
	Dec. 31, 2010 USD ($)	Dec. 31, 2010 KRW	Dec. 31, 2009 KRW	Dec. 31, 2008 KRW	Dec. 31, 2010 Parent Company KRW	Dec. 31, 2009 Parent Company KRW	Dec. 31, 2008 Parent Company KRW	Dec. 31, 2010 Parent Company Foreign Currency Translation Adjustments KRW	Dec. 31, 2009 Parent Company Foreign Currency Translation Adjustments KRW	Dec. 31, 2008 Parent Company Foreign Currency Translation Adjustments KRW	Dec. 31, 2010 Parent Company Net Unrealized Gain on Available-for-Sale Securities KRW	Dec. 31, 2009 Parent Company Net Unrealized Gain on Available-for-Sale Securities KRW	Dec. 31, 2008 Parent Company Net Unrealized Gain on Available-for-Sale Securities KRW	Dec. 31, 2010 Parent Company Gains (losses) on cash flow hedges KRW
Accumulated Other Comprehensive Income (Loss) [Line Items]
Beginning Balance		969,013,000,000			969,013,000,000	595,481,000,000	762,200,000,000	44,547,000,000	112,453,000,000	(29,804,000,000)	924,466,000,000	483,028,000,000	792,004,000,000
Cumulative adjustment for accounting change, net of tax effect of 2,469 in 2009 and 0 in 2008						(8,752,000,000)						(8,752,000,000)
Foreign currency translation adjustment, net of tax effect of (Won) (2,040) in 2010, 44,997 in 2009 and (52,607) in 2008	6,945,000	7,854,000,000	(68,217,000,000)	142,257,000,000	7,949,000,000	(67,906,000,000)	142,257,000,000	7,949,000,000	(67,906,000,000)	142,257,000,000
Unrealized net gains on available-for-sale securities, net of tax effect of (Won)(128,754) in 2010, (63,486) in 2009 and 79,924 in 2008					371,388,000,000	580,596,000,000	(214,571,000,000)				371,388,000,000	580,596,000,000	(214,571,000,000)
Changes in the Group's ownership interest in subsidiary, net of tax effect of (Won)(56) in 2009 and 0 in 2008						200,000,000						200,000,000
Net gains (losses) on cash flow hedges, net of tax effect of (Won)2,246	(6,222,000)	(7,034,000,000)			(7,034,000,000)									(7,034,000,000)
Reclassifications from other comprehensive income to net income, net of tax effect of (Won) 71,327 in 2010, 49,540 in 2009 and 33,781 in 2008					(205,428,000,000)	(130,606,000,000)	(94,405,000,000)				(205,428,000,000)	(130,606,000,000)	(94,405,000,000)
Ending Balance	$ 1,004,675,000	1,135,888,000,000	969,013,000,000		1,135,888,000,000	969,013,000,000	595,481,000,000	52,496,000,000	44,547,000,000	112,453,000,000	1,090,426,000,000	924,466,000,000	483,028,000,000	(7,034,000,000)